Variable Interest Entities ("VIEs") (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Bareboat Charters
A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with the lessor VIE as of June 30, 2026, is shown below:

(in thousands of $)	2026 (1)	2027	2028	2029	2030	2031+
Hilli (2)	38,992	76,032	72,821	69,698	66,575	138,463
(1) For the six months ending December 31, 2026.
(2) The payment obligations above include contractual capital and variable rental payments due under the lease.

Schedule of Variable Interest Entities
The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of June 30, 2026 and December 31, 2025, are as follows:

(in thousands of $)	June 30, 2026	December 31, 2025
Assets
Restricted cash	33	11,429

Liabilities (1)
Accrued expenses	(33,965)	(28,845)
Other non-current liabilities (note 18)	(184,000)	(184,000)
Current portion of long-term debt and short-term debt (2)	(179,839)	(229,654)
(1) The creditors of the lessor VIE have no recourse to the general credit of Golar.
(2) This relates to debt of our lessor entity, net of deferred financing cost (for which legal ownership resides with a financial institution) that we are required to consolidate into our financial statements as a VIE (note 15).

The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the six months ended June 30, 2026 and 2025 are as follows:

	Six months ended June 30, 2026
(in thousands of $)	2026	2025
Statement of operations
Other financial items, net (note 8)	1,216	1,216
Interest income	(190)	(365)
Interest expense	4,862	7,730

Statement of cash flows
Net debt repayments	(49,830)	(40,882)
The assets and liabilities of Gimi MS that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	June 30, 2026	December 31, 2025
Balance sheet
Current assets	244,479	242,722
Non-current assets	1,634,528	1,643,366
Current liabilities	(106,036)	(112,743)
Non-current liabilities	(1,108,073)	(1,146,546)

The most significant impact of Gimi MS VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the six months ended June 30, 2026 and 2025 are as follows:

	Six months ended June 30,
(in thousands of $)	2026	2025
Statement of cash flows
Additions to asset under development	6,842	152,583
Net debt repayments	(37,500)	(29,167)
Proceeds from subscription of equity interest	—	21,020
Cash dividends paid (1)	(12,136)	—
(1) During the six months ended June 30, 2026 and 2025, Gimi MS Corporation paid $40.5 million and nil, respectively, to its shareholders .